MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
(the “Fund”)
Supplement dated November 19, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2020, the following information replaces the information for Shri Singvi of AllianceBernstein L.P. (“AllianceBernstein”) found under the heading Portfolio Managers in the section titled Management (page 74 of the Prospectus):
Erik A. Turenchalk, CFA is a Senior Vice President for U.S. Small and Mid-Cap Value Equities and a Portfolio Manager at AllianceBernstein. He has managed the Fund since January 2020.
Effective January 1, 2020, the information related to Shri Singvi under AllianceBernstein found under the heading Subadvisers and Portfolio Managers beginning on page 129 of the Prospectus in the section titled Management of the Funds is hereby removed.
Effective January 1, 2020, the following information supplements the information under AllianceBernstein related to the Fund found under the heading Subadvisers and Portfolio Managers beginning on page 129 of the Prospectus in the section titled Management of the Funds:
Erik A. Turenchalk, CFA
is a portfolio manager of a portion of the Small Company Value Fund. Prior to January 1, 2020, Mr. Turenchalk served as a Global Industrial Sector Leader (2017-2019) and Senior Research Analyst (2012-2019) on the U.S. Small and Mid-Cap Value Equities team, responsible for covering industrial companies. He joined the firm in 1999, and was promoted to research analyst in 2005. From 1999 to 2007, Mr. Turenchalk worked on the Advanced Value Hedge Fund team, primarily researching short-position ideas with an emphasis on the consumer-cyclicals sector. In 2007, he relocated to London to support the firm’s international hedge-fund offerings. In 2010, Mr. Turenchalk returned to New York to oversee the research of short positions for the domestic hedge-fund portfolios. In 2012, he joined the U.S. Small and Mid-Cap Value Equities team. Prior to joining the firm, Mr. Turenchalk was a business analyst at Pratt & Whitney, a United Technologies company.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-19-09
SCV-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
Supplement dated November 19, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2020, the following information replaces similar information under AllianceBernstein L.P. (“AllianceBernstein”) found in the section titled Appendix C—Additional Portfolio Manager Information beginning on page B-292:
The portfolio managers of the Small Company Value Fund are James W. MacGregor and Erik A. Turenchalk.
Effective January 1, 2020, the following information replaces the information related to Shri Singvi found under AllianceBernstein under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information beginning on page B-292:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Erik A. Turenchalk, CFA
Registered investment companies**	28	$6,994	0	$0
Other pooled investment vehicles	36	$831	0	$0
Other accounts	51	$2,694	0	$0
*
The information provided is as of October 31, 2019.

**
Does not include the Small Company Value Fund.

Effective January 1, 2020, the following information replaces similar information found under AllianceBernstein in the section titled Appendix C—Additional Portfolio Manager Information beginning on page B-292:
Ownership of Securities:
As of October 31, 2019, the portfolio managers did not own any shares of the Small Company Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-19-09